Quarterly Holdings Report
for

Fidelity Simplicity RMD 2025 Fund℠

April 30, 2021

R98-QTLY-0621
1.9895844.101

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	8,872	$109,752
Fidelity Series Blue Chip Growth Fund (a)	9,347	171,708
Fidelity Series Commodity Strategy Fund (a)	54,785	290,910
Fidelity Series Growth Company Fund (a)	17,548	437,293
Fidelity Series Intrinsic Opportunities Fund (a)	20,165	450,274
Fidelity Series Large Cap Stock Fund (a)	20,346	392,262
Fidelity Series Large Cap Value Index Fund (a)	9,589	146,522
Fidelity Series Opportunistic Insights Fund (a)	10,440	226,138
Fidelity Series Small Cap Discovery Fund (a)	3,213	48,845
Fidelity Series Small Cap Opportunities Fund (a)	8,769	161,784
Fidelity Series Stock Selector Large Cap Value Fund (a)	22,392	334,085
Fidelity Series Value Discovery Fund (a)	15,410	256,729
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,423,309)		3,026,302

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	11,114	147,703
Fidelity Series Emerging Markets Fund (a)	9,800	116,327
Fidelity Series Emerging Markets Opportunities Fund (a)	40,261	1,046,385
Fidelity Series International Growth Fund (a)	21,606	404,026
Fidelity Series International Small Cap Fund (a)	6,093	133,126
Fidelity Series International Value Fund (a)	36,582	404,232
Fidelity Series Overseas Fund (a)	30,746	405,229
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,209,949)		2,657,028

Bond Funds - 37.4%
Fidelity Series Emerging Markets Debt Fund (a)	6,270	57,814
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,848	18,907
Fidelity Series Floating Rate High Income Fund (a)	1,214	11,197
Fidelity Series High Income Fund (a)	7,015	66,289
Fidelity Series Inflation-Protected Bond Index Fund (a)	67,304	732,270
Fidelity Series International Credit Fund (a)	319	3,194
Fidelity Series Investment Grade Bond Fund (a)	232,702	2,701,674
Fidelity Series Long-Term Treasury Bond Index Fund (a)	36,073	291,110
Fidelity Series Real Estate Income Fund (a)	3,518	39,791
TOTAL BOND FUNDS
(Cost $3,951,684)		3,922,246

Short-Term Funds - 8.4%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	734,955	734,955
Fidelity Series Short-Term Credit Fund (a)	14,754	150,199
TOTAL SHORT-TERM FUNDS
(Cost $884,816)		885,154
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,469,758)		10,490,730
NET OTHER ASSETS (LIABILITIES) - 0.0%		(254)
NET ASSETS - 100%		$10,490,476

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,221	$73,291	$40,895	$9,451	$696	$15,439	$109,752
Fidelity Series Blue Chip Growth Fund	106,955	140,084	79,757	37,843	2,524	1,902	171,708
Fidelity Series Canada Fund	76,813	88,754	47,765	1,949	636	29,265	147,703
Fidelity Series Commodity Strategy Fund	142,236	195,350	103,027	742	2,995	53,356	290,910
Fidelity Series Emerging Markets Debt Fund	35,262	37,065	14,494	1,501	(163)	144	57,814
Fidelity Series Emerging Markets Debt Local Currency Fund	--	23,208	4,335	211	(36)	70	18,907
Fidelity Series Emerging Markets Fund	62,604	70,297	35,280	1,103	561	18,145	116,327
Fidelity Series Emerging Markets Opportunities Fund	569,057	642,382	321,085	20,947	6,752	149,279	1,046,385
Fidelity Series Floating Rate High Income Fund	8,016	7,601	4,900	304	2	478	11,197
Fidelity Series Government Money Market Fund 0.07%	420,175	592,988	278,208	511	--	--	734,955
Fidelity Series Growth Company Fund	245,453	346,202	176,875	77,642	3,195	19,318	437,293
Fidelity Series High Income Fund	41,387	41,888	18,457	2,053	70	1,401	66,289
Fidelity Series Inflation-Protected Bond Index Fund	388,532	477,475	148,337	6,263	(173)	14,773	732,270
Fidelity Series International Credit Fund	2,814	518	16	192	1	(123)	3,194
Fidelity Series International Growth Fund	231,563	296,888	143,941	39,359	1,289	18,227	404,026
Fidelity Series International Small Cap Fund	68,415	74,851	35,314	749	502	24,672	133,126
Fidelity Series International Value Fund	230,864	256,268	161,682	7,698	4,632	74,150	404,232
Fidelity Series Intrinsic Opportunities Fund	248,953	281,080	210,108	12,727	5,539	124,810	450,274
Fidelity Series Investment Grade Bond Fund	1,431,741	1,992,899	614,722	92,666	(9,698)	(98,546)	2,701,674
Fidelity Series Large Cap Stock Fund	218,217	253,988	171,071	13,572	3,211	87,917	392,262
Fidelity Series Large Cap Value Index Fund	76,307	91,578	53,676	2,061	648	31,665	146,522
Fidelity Series Long-Term Treasury Bond Index Fund	131,274	263,818	55,895	14,966	(5,741)	(42,346)	291,110
Fidelity Series Opportunistic Insights Fund	126,057	160,475	73,430	24,012	1,495	11,541	226,138
Fidelity Series Overseas Fund	232,016	255,879	142,455	3,145	2,231	57,558	405,229
Fidelity Series Real Estate Income Fund	24,351	25,032	13,831	1,370	(132)	4,371	39,791
Fidelity Series Short-Term Credit Fund	60,183	111,661	21,020	1,230	95	(720)	150,199
Fidelity Series Small Cap Discovery Fund	27,090	29,590	22,572	797	721	14,016	48,845
Fidelity Series Small Cap Opportunities Fund	90,305	94,780	68,035	2,308	2,004	42,730	161,784
Fidelity Series Stock Selector Large Cap Value Fund	181,013	209,505	140,054	5,018	1,734	81,887	334,085
Fidelity Series Value Discovery Fund	137,460	156,876	100,647	3,758	1,636	61,404	256,729
Total	$5,676,334	$7,292,271	$3,301,884	$386,148	$27,226	$796,783	$10,490,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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